Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through December [ ], 2022, the date of issuance of the condensed consolidated financial statements, there were no subsequent events that occurred that would require recognition or disclosure in the condensed consolidated financial statements.